Property and Equipment - Schedule of Property and Equipment (Detail) (USD $) In Millions, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Property Plant And Equipment [Abstract]
Land	$ 4,097	$ 4,098	$ 4,090
Buildings And Leasehold Improvements	5,609	5,511	5,450
Furniture And Equipment	1,193	1,172	1,111
Construction in Progress, Gross	81	67	88
Property and equipment, gross	10,980	10,848	10,739
Accumulated depreciation and amortization	(1,944)	(1,790)	(1,542)
Property and equipment, net	$ 9,036	$ 9,058	$ 9,197